Property and Equipment - Schedule of Property and Equipment (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,132
Less: accumulated depreciation	50
Total property and equipment - net	1,082
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	568
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 564